Tax Financing Program - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Installment	Dec. 31, 2017 BRL (R$)
Debt Instrument [Line Items]
Percentage of tax debts settled in cash	70.00%
PERT (LAW 13496/2017)
Debt Instrument [Line Items]
Tax debts offset by loss carry forwards		R$ 21,000,000
Tax debts settled in cash	R$ 15,000,000.00
Percentage of tax debts settled in cash	5.00%
PRT (MP 766/2017)
Debt Instrument [Line Items]
Percentage of tax debts that can be offset against own tax carry forwards	76.00%
Tax debts offset by loss carry forwards	R$ 1,035,000,000	R$ 1,035,000,000
Percentage of remaining tax debts that can be offset against own tax carry forwards	24.00%
Tax debts settled in cash	R$ 327,000,000
Number of installments | Installment	24